Taxes (Details) - Schedule of Valuation Allowance of Deferred Tax Assets - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Valuation Allowance of Deferred Tax Assets [Line Items]
Balance as of beginning of year	$ (76,368)	$ (97,933)
Additions of valuation allowance	(134,811)	21,565
Reductions of valuation allowance	43,249
Exchange difference	4,956
Balance as of end of year	$ (162,974)	$ (76,368)